Cover	Jun. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2025
Entity File Number	021-543738
Entity Registrant Name	BODHI TREE BIOTECHNOLOGY INC.
Entity Central Index Key	0002041531
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4125 Blackhawk Plaza Circle
Entity Address, Address Line Two	Suite 172
Entity Address, City or Town	Danville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93506
City Area Code	(925)
Local Phone Number	406-4528
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false